Significant Accounting Policies - Fair Value Measurement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Impairment for credit losses	$ 0	$ 0	$ 0